Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Schedule of components of lease expense
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Lease expenses from continuing operations
Operating lease expenses	767	483	409
Operating lease expenses for leases with terms less than one year	-	-	241
	767	483	650

Schedule of lease terms and discount rates
	Year ended December 31,
	2020	2021	2022
Lease expenses from continuing operations
Weighted average remaining lease term (years)	-	2.29	1.29
Weighted average discount rate	-	4.75%	4.75%

Schedule of maturity analysis
	As of December 31,
	2021	2022
	RMB	RMB
2022	501	-
2023	501	668
2024	146	150
Less: amount representing interest	(12)	(25)
Present value of lease liabilities	1,136	793
Lease liabilities, current	494	651
Lease liabilities, non-current	642	142
Present value of lease liabilities	1,136	793

Schedule of supplemental cash flow information related to lease
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities for continuing operations:
Operating cash flow for operating leases	767	402	409
Lease liabilities arising from obtaining right-of-use assets	-	1,483	859
Lease liabilities decrease due to early termination	-	-	766
Right of use asset decrease due to early termination	-	-	733